Pay vs Performance Disclosure	12 Months Ended
	Sep. 27, 2025 USD ($)	Sep. 28, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The information below presents the relationship between the compensation of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K (“Pay Versus Performance Table”). For a discussion of the company’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
PAY VERSUS PERFORMANCE TABLE
The information below presents the relationship between compensation actually paid (CAP) of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b)[1]	Compensation Actually Paid to PEO[2] (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs)[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs[2] (e)	Value of Initial fixed $100 Investment Based On:		Net income (millions) (h)	Economic Return[4] (i)
					TSR (f)	Peer Group TSR[3] (g)
2025	$10,839,258	$14,958,208	$2,703,673	$3,493,705	202	314	$173	5.4%
2024	$8,386,388	$18,253,444	$2,914,183	$5,283,092	192	187	$112	2.4%
2023	$9,126,346	$10,334,185	$2,893,215	$3,201,416	131	138	$139	3.0%
2022	$7,440,475	$8,036,717	$2,573,470	$2,768,126	123	113	$138	3.5%
2021	$7,623,221	$12,903,150	$2,295,676	$3,638,865	128	136	$139	7.0%
[1]	Mr. Kelsey is the PEO for the covered years. Our Non-PEO NEOs for the covered years are as follows:

2021	2022	2023	2024	2025
Patrick Jermain	Patrick Jermain	Patrick Jermain	Patrick Jermain	Patrick Jermain
Steven Frisch	Steven Frisch	Steven Frisch	Steven Frisch	Oliver Mihm
Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi
Ronnie Darroch	Oliver Mihm	Oliver Mihm	Oliver Mihm	Victor (Pang Hau) Tan
[2]
CAP was determined by making the following adjustments relating to equity awards to total compensation as reported in the Summary Compensation Table for each year as computed in accordance with Item 402(v) of Regulation S-K:

	PEO					NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$10,839,258	$8,386,388	$9,126,346	$7,440,475	$7,623,221	$2,703,673	$2,914,183	$2,893,215	$2,573,470	$2,295,676
Value of Equity Awards Disclosed in the Summary Compensation Table	$(7,766,185)	$(6,127,875)	$(5,562,053)	$(4,077,029)	$(5,078,974)	$(1,455,986)	$(1,869,229)	$(1,479,393)	$(1,251,505)	$(1,234,451)
Year End Fair Value of Equity Awards Granted in the Year and Unvested	$9,922,653	$10,694,417	$6,341,463	$5,694,429	$7,262,713	$1,860,029	$2,728,882	$1,679,270	$1,707,928	$1,765,111
Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$1,177,624	$4,754,977	$(50,132)	$(372,461)	$1,997,562	$235,465	$1,360,282	$(8,589)	$(91,165)	$510,435
Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year	$784,858	$545,537	$478,561	$(648,697)	$1,098,628	$150,524	$148,974	$116,913	$(170,602)	$302,094
Compensation Actually Paid	$14,958,208	$18,253,444	$10,334,185	$8,036,717	$12,903,150	$3,493,705	$5,283,092	$3,201,416	$2,768,126	$3,638,865

The valuation methodologies used to calculate fair values for each measurement date for PEOs and NEOs during the applicable years do not materially differ from those used at the time of grant of each respective award.
[3]	Represents the cumulative TSR for the Nasdaq-Electronic Components & Equipment Index.
[4]
Represents annual economic return as calculated for PSU performance, which is defined as the difference between ROIC, defined as tax-effected annual operating income divided by average invested capital and WACC.

Company Selected Measure Name	economic return
Named Executive Officers, Footnote
[1]	Mr. Kelsey is the PEO for the covered years. Our Non-PEO NEOs for the covered years are as follows:

2021	2022	2023	2024	2025
Patrick Jermain	Patrick Jermain	Patrick Jermain	Patrick Jermain	Patrick Jermain
Steven Frisch	Steven Frisch	Steven Frisch	Steven Frisch	Oliver Mihm
Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi
Ronnie Darroch	Oliver Mihm	Oliver Mihm	Oliver Mihm	Victor (Pang Hau) Tan

Peer Group Issuers, Footnote
[3]	Represents the cumulative TSR for the Nasdaq-Electronic Components & Equipment Index.

PEO Total Compensation Amount	$ 10,839,258	$ 8,386,388	$ 9,126,346	$ 7,440,475	$ 7,623,221
PEO Actually Paid Compensation Amount	$ 14,958,208	18,253,444	10,334,185	8,036,717	12,903,150
Adjustment To PEO Compensation, Footnote
[2]
CAP was determined by making the following adjustments relating to equity awards to total compensation as reported in the Summary Compensation Table for each year as computed in accordance with Item 402(v) of Regulation S-K:

	PEO					NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$10,839,258	$8,386,388	$9,126,346	$7,440,475	$7,623,221	$2,703,673	$2,914,183	$2,893,215	$2,573,470	$2,295,676
Value of Equity Awards Disclosed in the Summary Compensation Table	$(7,766,185)	$(6,127,875)	$(5,562,053)	$(4,077,029)	$(5,078,974)	$(1,455,986)	$(1,869,229)	$(1,479,393)	$(1,251,505)	$(1,234,451)
Year End Fair Value of Equity Awards Granted in the Year and Unvested	$9,922,653	$10,694,417	$6,341,463	$5,694,429	$7,262,713	$1,860,029	$2,728,882	$1,679,270	$1,707,928	$1,765,111
Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$1,177,624	$4,754,977	$(50,132)	$(372,461)	$1,997,562	$235,465	$1,360,282	$(8,589)	$(91,165)	$510,435
Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year	$784,858	$545,537	$478,561	$(648,697)	$1,098,628	$150,524	$148,974	$116,913	$(170,602)	$302,094
Compensation Actually Paid	$14,958,208	$18,253,444	$10,334,185	$8,036,717	$12,903,150	$3,493,705	$5,283,092	$3,201,416	$2,768,126	$3,638,865

The valuation methodologies used to calculate fair values for each measurement date for PEOs and NEOs during the applicable years do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount	$ 2,703,673	2,914,183	2,893,215	2,573,470	2,295,676
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,493,705	5,283,092	3,201,416	2,768,126	3,638,865
Adjustment to Non-PEO NEO Compensation Footnote
[2]
CAP was determined by making the following adjustments relating to equity awards to total compensation as reported in the Summary Compensation Table for each year as computed in accordance with Item 402(v) of Regulation S-K:

	PEO					NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$10,839,258	$8,386,388	$9,126,346	$7,440,475	$7,623,221	$2,703,673	$2,914,183	$2,893,215	$2,573,470	$2,295,676
Value of Equity Awards Disclosed in the Summary Compensation Table	$(7,766,185)	$(6,127,875)	$(5,562,053)	$(4,077,029)	$(5,078,974)	$(1,455,986)	$(1,869,229)	$(1,479,393)	$(1,251,505)	$(1,234,451)
Year End Fair Value of Equity Awards Granted in the Year and Unvested	$9,922,653	$10,694,417	$6,341,463	$5,694,429	$7,262,713	$1,860,029	$2,728,882	$1,679,270	$1,707,928	$1,765,111
Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$1,177,624	$4,754,977	$(50,132)	$(372,461)	$1,997,562	$235,465	$1,360,282	$(8,589)	$(91,165)	$510,435
Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year	$784,858	$545,537	$478,561	$(648,697)	$1,098,628	$150,524	$148,974	$116,913	$(170,602)	$302,094
Compensation Actually Paid	$14,958,208	$18,253,444	$10,334,185	$8,036,717	$12,903,150	$3,493,705	$5,283,092	$3,201,416	$2,768,126	$3,638,865

The valuation methodologies used to calculate fair values for each measurement date for PEOs and NEOs during the applicable years do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF PERFORMANCE MEASURES
The following table lists the financial performance measures that the Company considers to be the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to performance of the Company.

Economic Return
Relative TSR
Return on Invested Capital
Revenue

Total Shareholder Return Amount	$ 202	192	131	123	128
Peer Group Total Shareholder Return Amount	314	187	138	113	136
Net Income (Loss)	$ 173,000,000	$ 112,000,000	$ 139,000,000	$ 138,000,000	$ 139,000,000
Company Selected Measure Amount	0.054	0.024	0.03	0.035	0.07
PEO Name	Mr. Kelsey	Mr. Kelsey	Mr. Kelsey	Mr. Kelsey	Mr. Kelsey
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Return
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,766,185)	$ (6,127,875)	$ (5,562,053)	$ (4,077,029)	$ (5,078,974)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,922,653	10,694,417	6,341,463	5,694,429	7,262,713
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,177,624	4,754,977	(50,132)	(372,461)	1,997,562
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,858	545,537	478,561	(648,697)	1,098,628
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,455,986)	(1,869,229)	(1,479,393)	(1,251,505)	(1,234,451)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,860,029	2,728,882	1,679,270	1,707,928	1,765,111
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,465	1,360,282	(8,589)	(91,165)	510,435
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 150,524	$ 148,974	$ 116,913	$ (170,602)	$ 302,094